BORROWINGS AND OTHER FINANCING ARRANGEMENTS	12 Months Ended
Dec. 31, 2018
Debt Disclosure [Abstract]
BORROWINGS AND OTHER FINANCING ARRANGEMENTS
10. BORROWINGS AND OTHER FINANCING ARRANGEMENTS

a) Borrowings from banks and other third parties

The Company’s borrowings from banks and other third parties consist of the following:

	At December 31,
	2017	2018
Short-term	$6,605,894	$3,368,272
Long-term, current portion	-	41,096,243
Subtotal	6,605,894	44,464,515
Long-term	32,513,900	41,435,099
Total borrowings from bank and other third parties	$39,119,794	$85,899,614

As of December 31, 2017, short-term borrowings of $6,605,894 and long-term borrowings of $32,513,900 were jointly guaranteed by the Company and its two subsidiaries. The short-term borrowings of $6,605,894 were also pledged by all the shares or ownership interests of the Company, and project assets owned with carrying value equivalent to
130% of the principal.

As of December 31, 2018, short-term borrowings of $3,368,272 and long-term borrowings of $82,531,342, including current portion of $41,096,243 were jointly guaranteed by the Company and its subsidiaries.

The short-term borrowings of $3,368,272
were also secured by all of the Company’s estate, right, title and interest and pledged by the shares or ownership interests of the Company and its subsidiaries, accounts receivable and VAT account of the Company and its subsidiaries. The long-term borrowings of
$82,531,342,
including current portion of
$41,096,243
were also secured and pledged by all the shares or ownership interests of the Company, accounts and accounts receivable of the Company, and insurance of the Company.

Long-term borrowings contain restrictive covenants, including requirements obliging the Company to (i) obtain lender’s prior approval before entering into any transaction over certain amount after the completion of the construction and commencement of operation of the relevant project assets, (ii) obtain lender’s prior consent before opening any bank account other than the existing bank account with the lender, (iii) ensure that at least one director designated by the lender be appointed as a director of the operating entity of the relevant project assets and/or the Company, (iv) comply with certain financial ratios, such as debt-service coverage ratio and loan life coverage ratio. As of December 31, 2018, the Company was in compliance with all debt covenants under its outstanding long-term financings.

i) Short-term

Interest rates are fixed for the short-term borrowings as of December 31, 2017 and 2018. The weighted average interest rate of short term loans in the years ended December 31, 2017 and 2018 were 6.00% and 6.57%. The borrowings are repayable within one year.

ii) Long-term

In March 2013, the Company’s Korean subsidiaries obtained two four-year term loans from a lender in Korea totaling Korean Won
35.7 billion ($32.1 million) to be repaid in March 2017. In 2017, the subsidiaries extended the maturity date by three years to March 2020. The proceeds from these loans were to be used to finance the Company’s PV plant projects in Romania. The balance of the loan as of December 31, 2018 was Korean Won 32.7 billion ($29.4 million).

The Company’s Polish subsidiary has been provided a line of credit by a lender in Poland. In December 2017, the Company’s Polish subsidiary obtained a long-term loan under such line of credit covering construction and operational period of Polish PV plant projects from the lender in Poland totaling Euro
15.3 million ($17.5
million). In June 2018, the Company’s Polish subsidiaries obtained another long-term loan under such line of credit covering construction and operational period of Polish PV plant projects from the same lender in Poland totaling Euro
36.1 million ($41.3 million). As of December 31, 2018, the utilized amount was PLN 152.7 million ($40.7 million). The maturity date of the loan is December 7, 2019 and was recognized as current portion. The proceeds from these loans were to be used to finance the Company’s PV plant projects in Poland.

In April 2018, the Company’s US subsidiary, obtained a development loan from a U.S. lender to complete development on roughly 31MW of Minnesota based projects, and granted a security interest in the projects (including previously made program and interconnection deposits made to the Utility). This development loan is expected to be repaid on a per project basis when each project is sold or cancelled. The maturity date of the loan is April 30, 2020. The loan was secured by the ownership interests in the project companies and interconnection deposits, and ReneSola Ltd, the parent company of the US subsidiary, has subordinated its inter-company debt to the loan. The balance of the loan as of December 31, 2018 was $5.7 million.

The Company’s Hungarian subsidiaries have been provided a line of credit by a lender in Hungary. In August 2018, the Company’s Hungarian subsidiaries obtained a long-term loan under such line of credit covering construction and operational period of Hungarian PV plant projects 7MW portfolio from the lender in Hungary totaling Hungarian Forint
2.2 billion ($7.8 million). As of December 31, 2018, the utilized amount was Hungarian Forint 1.9 million ($6.8 million) including the current portion of $0.4 million. The maturity date of the loan is earlier of 15th anniversary from commercial operation date (“COD”) or December 31, 2033. The proceeds from these loans were to be used to finance the Company’s PV plant projects in Hungary.

Interest rates are fixed for the above long-term bank loans. The weighted average interest rate of long-term borrowings was 6.80%, 5.80% and 5.86% in the years ended December 31, 2016, 2017 and 2018, respectively.

All the principals of the long-term bank loans should be repaid in 2033 as illustrated in the table below:

2019	$41,096,243
2020	35,471,022
2021	423,050
2022	439,972
2023	457,571
2024 and after	$4,643,484

b) Financings associated with failed sale-lease back transactions

In 2017 and 2018, certain subsidiaries of the Company (“seller-lessee”) sold material of self-built solar projects (“leased assets”) with carrying amount of $33,753,639 and $23,474,319 to different domestic financial leasing companies (“buyer-lessors”) for cash consideration of $39,535,563 and $24,876,650 and simultaneously entered into the contracts to lease back the leased assets from the buyer-lessors for 4 to 10 years. These arrangements are guaranteed by other subsidiaries of the Company and also pledged by the shares and rights for the future power generation income of the seller-lessee. Pursuant to the terms of the agreements, seller-lessee is required to pay to the buyer-lessors lease payment over the lease period and is entitled to obtain the ownership of this equipment at a nominal price upon the expiration of the lease.

As the leased assets are considered integral with real estate under ASC 360, the sale-leaseback rules related to real estate are applied. The lease transactions do not qualify as a sale-leaseback transaction as these solar projects are initially invested and build up by seller-lessee with expected useful life of 25 years, and are continuingly maintained by seller-lessee. Seller-lessee has an obligation to repurchase the leased assets upon the expiry of the lease. In addition, after the lease period, seller-lessee will keep using the assets and has no plans to sell or early-disposal.

Accordingly, these transactions are accounted for as financing transactions in accordance with ASC 840. Internal rate of return is used in the computation of interest cost. The assets remain in the property, plant and equipment (“PPE”) and continue to be depreciated.

As of December 31, 2017 and 2018, the Company recorded $38,575,716 and $48,748,462 under failed sale and lease back liabilities and $1,638,904 and $7,275,464 as current portion which represents principal to be paid in the next year. The weighted average effective interest rate of the financing was 6.07% and 6.53% and interest costs incurred during the year ended December 31, 2017 and 2018 were $836,959 and $4,617,129, respectively. These sale-leaseback financings were collateralized by material of solar projects.

c) Capital lease

In 2017 and 2018, the Company leased module, inverter and other materials from different domestic financial leasing companies. Pursuant to the terms of the contract, the Company is required to pay to the finance lease companies lease payments and is entitled to obtain the ownership of these machinery and equipment at a nominal price upon the expiration of the lease. These arrangements are guaranteed by other subsidiaries of the Company and also pledged by the shares and rights for the future power generation income of the leases. The lease is classified as capital lease. As of December 31, 2017 and 2018, the carrying amount of the material related to this capital lease contract is $32,994,934 and $46,411,683, and is included in PPE that is being depreciated over lives of 25 years and the payable related to this contract is $29,298,799 and $34,130,495.

As of December 31, 2017 and 2018, the net values of the leased assets are:

	As of December 31,
	2017	2018

Modules, inverters and etc.	$32,994,934	$46,411,683

As of December 31, 2018, future minimum payments required under the capital lease are:

USD
Year ended December 31,
2019	$6,847,137
2020	8,007,305
2021	8,069,877
2022	8,000,827
2023	6,753,612
2024 and later	5,489,073
Total minimum lease payments	43,167,831
Less: Amount representing interest	(9,037,336)
Present value of net minimum lease payments	34,130,495
Current portion	5,004,187
Non-current portion	$29,126,308

	At December 31,
	2017	2018
Non-current portion for capital lease	$28,929,753	$29,126,308
Non-current portion for failed sale and lease back	$38,575,716	$48,748,462
Total failed sale-lease back and capital lease liabilities	67,505,469	77,874,770

d) Interest expense

Interest expense incurred for the years ended December 31, 2016, 2017 and 2018 were $1,842,227, $
4,045,277 and $11,578,848,
of which nil,
$108,975 and $2,874,944 has been capitalized in the carrying value of PPE and project assets.